Stock Options (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of stock options granted	1,006,272	13,210,000	5,860,000
Exercise price of common stock granted	$ 0.33	$ 0.17	$ 0.09
Expiration period		3 years	5 years
Fair value of stock options grants	$ 259,105	$ 1,781,000	$ 462,000
Expected term		4 years	5 years
Risk free interest rate		1.92%	1.23%
Volatility rate		230.00%	123.00%
Dividend yield		0.00%	0.00%
Expense recognized relating to stock options		$ 418,389
Unrecognized stock based compensation expense	$ 1,563,155	$ 837,120	$ 457,881